UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09155

Eaton Vance New Jersey Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	February 29, 2008

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Income Trust	as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.1%
$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$226,775
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	215,595
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	194,856
		$637,226
Electric Utilities — 2.3%
$1,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,372,185
		$1,372,185
Escrowed/Prerefunded — 13.4%
$3,935	New Jersey Educational Facilities Authority, (Princeton University), Prerefunded to 7/1/10, 5.00%, 7/1/20	$3,969,707
950	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39	1,097,326
2,500	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39 (1)	2,887,700
		$7,954,733
General Obligations — 2.5%
$1,595	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	$1,480,910
		$1,480,910
Health Care-Miscellaneous — 0.5%
$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$281,523
		$281,523
Hospital — 31.5%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$88,666
90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	74,210
100	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	89,900
2,750	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,483,387
575	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	579,991
4,400	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	3,872,528
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	1,980,634
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,592,436
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,014,040
450	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	420,826
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,003,500
1,100	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	973,346
2,930	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,524,634
		$18,698,098
Housing — 7.8%
$715	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$600,107
4,490	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	4,025,240
		$4,625,347

Industrial Development Revenue — 16.5%
$1,000	Gloucester County Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	$1,046,390
3,000	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	2,907,540
3,220	New Jersey Economic Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,635,184
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	661,567
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	810,405
2,080	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,717,206
		$9,778,292
Insured-Electric Utilities — 4.1%
$1,250	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	$1,189,037
1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	1,241,213
		$2,430,250
Insured-Escrowed/Prerefunded — 7.9%
$4,500	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30 (1)	$4,713,240
		$4,713,240
Insured-Gas Utilities — 7.7%
$5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40	$4,586,700
		$4,586,700
Insured-General Obligations — 6.9%
$2,110	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/36 (2)	$1,956,118
475	Nutley School District, (MBIA), 4.50%, 7/15/29	437,903
550	Nutley School District, (MBIA), 4.75%, 7/15/30	525,162
725	Nutley School District, (MBIA), 4.75%, 7/15/31	690,534
510	Nutley School District, (MBIA), 4.75%, 7/15/32	484,475
		$4,094,192
Insured-Housing — 5.5%
$3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	$3,065,543
205	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	207,618
		$3,273,161
Insured-Lease Revenue/Certificates of Participation — 3.2%
$1,075	Hudson County Improvements Authority, (FSA), 4.50%, 4/1/35	$962,394
1,000	New Jersey Economic Development Authority, (School Facilities), (AMBAC), (FSA), 5.00%, 9/1/37	968,530
		$1,930,924
Insured-Special Tax Revenue — 18.9%
$12,030	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$4,798,045
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25	2,246,100
4,315	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,418,297
2,020	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	622,544
16,115	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	923,228
2,745	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	303,350
5,445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	566,607
3,425	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	335,753
		$11,213,924
Insured-Transportation — 14.5%
$1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	$1,025,790
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	3,342,105
3,000	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	2,758,170
1,500	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 5.00%, 12/15/25	1,480,755
		$8,606,820

Insured-Water and Sewer — 4.9%
$3,195	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25 (3)	$2,926,588
		$2,926,588
Nursing Home — 3.2%
$1,000	New Jersey Economic Development Authority, (Masonic Charity Foundation), 5.50%, 6/1/31	$1,003,520
940	New Jersey Economic Development Authority, (Victoria Health), 5.20%, 12/20/36 (4)	908,613
		$1,912,133
Other Revenue — 5.8%
$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$337,896
13,280	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	391,096
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	390,919
2,925	Tobacco Settlement Financing Corp., 4.75%, 6/1/34	2,314,874
		$3,434,785
Senior Living/Life Care — 4.3%
$1,700	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$1,583,278
1,175	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	962,114
		$2,545,392
Special Tax Revenue — 1.5%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$674,610
100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	91,402
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	147,138
		$913,150
Transportation — 10.3%
$4,800	Port Authority of New York and New Jersey, 5.375%, 3/1/28 (1)	$4,981,568
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,117,766
		$6,099,334
Total Tax-Exempt Investments — 174.3% (identified cost $110,934,769)		$103,508,907
Other Assets, Less Liabilities — (10.3)%		$(6,138,995)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (64.0)%		$(38,000,000)
Net Assets Applicable to Common Shares — 100.0%		$59,369,912

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 42.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 16.1% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)	When-issued security.
(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $908,613 or 1.5% of the Trust’s net assets applicable to common shares.

A summary of financial instruments at February 29, 2008 is as follows:

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$3,200,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(14,377)
Lehman Brothers, Inc.	$2,725,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(14,730)
Merrill Lynch Capital Services, Inc.	$4,375,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$7,177
Morgan Stanley Capital Services, Inc.	$1,650,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(125,266)
					$(147,196)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 29, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,268,307
Gross unrealized appreciation	1,865,132
Gross unrealized depreciation	(9,074,532)
Net unrealized depreciation	$(7,209,400)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At February 29, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	103,508,907	(147,196)
Level 3	Significant Unobservable Inputs	—	—
Total		$103,508,907	$(147,196)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

The Trust generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Trust’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Trust’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	April 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 21, 2008